Key economic assumptions used to estimate the fair value of MSRs derived from sales and securitizations of mortgage loans performed by the banking subsidiaries (Detail) (Residential Mortgage, Originated Mortgage Servicing Rights M S R [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Residential Mortgage | Originated Mortgage Servicing Rights M S R [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Interests Continued To Be Held By Transferor Fair Value	$ 102,727	$ 99,280
Weighted average life (in years)	10 years 2 months 0 days	13 years 0 months 0 days
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Speed	9.80%	7.70%
Impact on fair value of 10% adverse change	(3,226)	(2,744)
Impact on fair value of 20% adverse change	(7,018)	(5,800)
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Discount Rate	12.30%	12.60%
Impact on fair value of 10% adverse change	(3,518)	(3,913)
Impact on fair value of 20% adverse change	$ (7,505)	$ (7,948)